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                 GMACM Home Equity Loan Trust 2006-HE1

                                   GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                             05/31/06
Determination Date                                              06/19/06
Record Date                                                     06/23/06
Payment Date                                                    06/26/06
Actual Days in Accrual Period (30/360)                                32
Accrual Period (30/360)                                               30

Servicing Certificate

Beginning Pool Balance                                  1,185,459,425.40
Beginning PFA                                              66,744,311.29
Ending Pool Balance                                     1,254,100,050.10
Ending PFA Balance                                                  0.00
Principal Collections                                      59,529,716.76
Principal Draws                                            28,426,052.58
Net Principal Collections                                              -

Active Loan Count                                                 26,601

Current Month Repurchases - Units                                     15
Current Month Repurchases - Dollars                           779,491.50

Additional Mortgage Loans - Revolving Period               99,744,288.88

Net Interest Collections                                    8,005,752.26

Net WAC Rate                                                    7.79160%
Substitution Adjustment Amount                                      0.00

Note Rate                                                       5.29125%

                                                          Beginning             Ending
Term Notes                                                 Balance             Balance           Factor    Principal  Interest
----------                                                 -------             -------           ------    ---------  --------
Class A-1                                               1,274,156,000.00     1,274,156,000.00  1.0000000     0.00  5,992,780.39
Variable Funding Note                                                  -                    -  0.0000000     0.00          0.00

Certificates                                                           -                    -          -        -          0.00



Continued...
                                                          Interest  Security
Term Notes                                                Shortfall Percent    Coupon
----------                                                --------- -------    ------
Class A-1                                                   0.00     100.00%    5.29125%
Variable Funding Note                                       0.00      0.00%     0.00000%

Certificates                                                   -         -            -


Beginning Overcollateralization Amount                     12,643,903.39
Overcollateralization Amount Increase (Decrease)            2,150,230.11
Outstanding Overcollateralization Amount                   14,794,133.50
Overcollateralization Target Amount                        34,609,861.35

Credit Enhancement Draw Amount                                      0.00
Unreimbursed Prior Draws                                            0.00


                                                                                Number          Percent        Foreclosure
                                                                 Balance       of Loans        of Balance    Units    Dollars

Delinquent Loans (30 Days)*                                 7,672,352.84         165             0.61%         0        0.00
Delinquent Loans (60 Days)*                                 1,937,528.27          35             0.15%         0        0.00
Delinquent Loans (90 Days)*                                   728,481.19          14             0.06%         3  139,939.46
Delinquent Loans (120 Days)*                                           -          0              0.00%         1   68,822.68
Delinquent Loans (150 Days)*                                           -          0              0.00%         0
Delinquent Loans (180 + Days)*                                         -          0              0.00%         0
REO                                                                 0.00          0              0.00%
Bankruptcy                                                    225,856.87          6              0.02%
Foreclosures                                                  208,762.14          4              0.02%

                                                               Bankruptcy         REO
Continued...                                                Units    Dollars     Units    Dollars

Delinquent Loans (30 Days)*                                   0                    0   -   0.00
Delinquent Loans (60 Days)*                                   0                    0   -   0.00
Delinquent Loans (90 Days)*                                   1    19,787.11       0       0.00
Delinquent Loans (120 Days)*                                  0                    0   -   0.00
Delinquent Loans (150 Days)*                                  0           -        0   -   0.00
Delinquent Loans (180 + Days)*                                0           -        0   -   0.00
REO
Bankruptcy
Foreclosures


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                       Liquidation To-Date  Percent of Orginal Balance
                                                      -------------------
Beginning Loss Amount                                               0.00
Current Month Loss Amount                                           0.00
Current Month Recoveries                                            0.00
                                                      -------------------
Net Ending Loss Amount                                              0.00                0.00%

                                                                Recovery To-Date

                                                      ----------------------------------------
Beginning Recovery Amount                                           0.00
Current Month Recovery Amount                                       0.00
                                                      -------------------
Ending Recovery Amount                                              0.00

                                                        Special Hazard          Fraud               Bankruptcy

Beginning Amount                                                    0.00                 0.00         0.00
Current Month Loss Amount                                           0.00                 0.00         0.00
Ending Amount                                                       0.00                 0.00         0.00

Liquidation Loss Distribution Amounts                               0.00
Extraordinary Event Losses                                          0.00
Excess Loss Amounts                                                 0.00





Capitalized Interest Account

Beginning Balance                                                   0.00
Withdraw relating to Collection Period                              0.00
Interest Earned (Zero, Paid to Funding Account)                     0.00
                                                      -------------------
Ending Capitalized Interest Account Balance as of Payment Date      0.00
Interest earned for Collection Period                           1,829.95
Interest withdrawn related to prior Collection Period           7,706.26

Funding Account

Beginning Funding Account Balance                          34,596,166.70
Deposit to Funding Account                                 33,253,894.29
Payment for Additional Purchases                          (32,999,981.95)
Balance in Pre-Funding Account transfer to Funding Account          4.36
Remaing Balance due to Noteholders                                     -
                                                      -------------------
Ending Funding Account Balance as of Payment Date          34,850,083.40
Interest earned for Collection Period                          48,814.40
Interest withdrawn related to prior Collection Period          11,595.03

Prefunding Account

Beginning Balance                                          66,744,311.29
Additional Purchases during Revolving Period              (66,744,306.93)
Balance in Pre-Funding Account transfer to Funding Account         (4.36)
Excess of Draws over Principal Collections                          0.00
                                                      -------------------
Total Ending Balance as of Payment Date                             0.00
Interest earned for Collection Period                         214,029.49
Interest withdrawn related to prior Collection Period       1,026,834.34

Cash Flows Received

Principal Collections                                      59,529,716.76
Advances                                                   28,426,052.58
Interest Collections                                        8,499,693.69
Capital Interest Account withdrawal                                 0.00
Reinvestment Income                                           264,673.84
Servicer Advances                                                      -
Substitution Adjustment Amount                                         -
Recovery Amounts                                                    0.00
                                                      -------------------
Total Cash Flows Received                                  39,868,031.71

Cash Flows Distributed

Principal Distribution to Noteholders                                  -
Interest Distribution                                       5,992,780.39
Funds sent to Funding Account                              33,253,894.29
Residual Amount - Certificates                                         -
Servicer Advances - Reimbursement                                      -
GMACM Service Fee                                             493,941.43
GMACM Recovery Fee                                                     -
Credit Enhancer Fee - FGIC                                    127,415.60
                                                      -------------------
Total Cash Flows Distributed                               39,868,031.71

Net Cash Flows Remaining                                            0.00

Trigger Analysis

Excess Spread Amount                                        1,885,556.27
Excess Spread Percentage                                           1.81%
Excess Spread Required Percentage                                  2.00%

Rolling 3 Month Delinquency Percentage                             0.09%
Rolling 3 Month Delinquency Required Percentage                    4.00%

Aggregate Liquidation Percentage                                   0.00%
Aggregate Liquidation Required Percentage                          0.00%

Servicing Termination Event                                   No

Rolling 3 Month Delinquency Percentage                             0.09%
Rolling 3 Month Delinquency Required Percentage                    3.50%

Aggregate Liquidation Percentage                                   0.00%
Aggregate Liquidation Required Percentage                          0.00%

Excess Spread Test Satisfied                                  No

Servicing Trigger Event                                       No

                               Step Down Date No

Security Period

Revolving Period                                             Yes
Managed Amortization                                          No
Rapid Amortization                                            No

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